Customer and Commercial Financing - Summary of Customer and Commercial Financing Maturities (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
DisclosureOfCustomerAndCommercialFinancingMaturities [Line Items]
Loans And Advances To Customers Gross	$ 70.8	$ 125.2
Fair value adjustment	(4.6)	0.0
Expected credit losses	(3.4)	(24.0)
Loans and advances to customers	62.8	101.2
Current	8.4	50.8
Non-current	54.4	50.4
Aircraft [member]
DisclosureOfCustomerAndCommercialFinancingMaturities [Line Items]
Loans And Advances To Customers Gross	41.0	70.1
Spare Parts [member]
DisclosureOfCustomerAndCommercialFinancingMaturities [Line Items]
Loans And Advances To Customers Gross	$ 29.8	$ 55.1